Equipment (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Property, Plant and Equipment [Abstract]
Equipment	$ 128,347	$ 103,945
Less: accumulated depreciation	(99,981)	(80,685)
Net equipment	$ 28,366	$ 23,260